Short-term Investments - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Short-Term Investments [Abstract]
Debt securities measured at fair value under fair value option	$ 19,210,788
Cost of debt securities measured at fair value	20,000,000
Unrealized losses	$ (789,212)